UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                                             ----------------
Check here if Amendment [ ];   Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Elias Asset Management
Address:   500 Essjay Rd.  Suite 220
           Williamsville, NY  14221

Form 13F File Number:    28-_04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kathy Strohmeyer
Title: Operations Manager
Phone: 716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer          WILLIAMSVILLE, NY            05/03/03
----------------          -----------------         -------------
[Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File NumberName

           28-04969 -  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           79

Form 13F Information Table Value Total:                     $200,104
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.   Form 13F File Number           Name

           28-04969

           [Repeat as necessary.]

                             Elias Asset Management
                                    FORM 13F
                                 March 31, 2003

                                                                                                                   Voting Authority
                                                                                                                  ------------------
                                                              Value     Shares/    Sh/  Put/ Invstmt     Other
Name of Issuer                  Title of class    CUSIP      (x$1000)   Prn Amt    Prn  Call Dscretn   Managers   Sole  Shared  None
------------------------------  -------------   ---------    --------   -------    ---  ---- ------- ------------ ------ ------ ----
Alcoa Inc.                          COM         013817101      3887        200578   SH         Sole        200578
American Express Co.                COM         025816109      5839        175705   SH         Sole        175705
Amgen Inc.                          COM         031162100       322          5595   SH         Sole          5595
Anadarko Petroleum Corp.            COM         032511107      6541        143763   SH         Sole        143763
ChevronTexaco Corp.                 COM         166764100      5756         89031   SH         Sole         89031
Cisco Systems Inc.                  COM         17275R102      4042        311381   SH         Sole        311381
Citigroup Inc.                      COM         172967101      5773        167576   SH         Sole        167576
Clear Channel
 Communications                     COM         184502102      5250        154776   SH         Sole        154776
DuPont E.I.                         COM         263534109      7161        184274   SH         Sole        184274
EMC Corp. Mass                      COM         268648102      2932        405506   SH         Sole        405506
Emerson Electric Co.                COM         291011104      6475        142779   SH         Sole        142779
Exxon Mobil Corp.                   COM         30231G102      7773        222404   SH         Sole        222404
Gap Stores Inc.                     COM         364760108      5547        382835   SH         Sole        382835
General Electric Co.                COM         369604103      6624        259755   SH         Sole        259755
Home Depot Inc.                     COM         437076102      5093        209090   SH         Sole        209090
Intel Corp.                         COM         458140100      5079        311954   SH         Sole        311954
Johnson & Johnson                   COM         478160104      6465        111710   SH         Sole        111710
Marsh & McLennan Cos.               COM         571748102      6718        157589   SH         Sole        157589
Medtronic Inc.                      COM         585055106      7498        166178   SH         Sole        166178
Merck and Co.                       COM         589331107       279          5085   SH         Sole          5085
Merrill Lynch & Co.                 COM         590188108      5263        148666   SH         Sole        148666
Microsoft Inc.                      COM         594918104      7120        294095   SH         Sole        294095
Oracle Systems Corp.                COM         68389X105      4573        421555   SH         Sole        421555
PPG Industries Inc.                 COM         693506107      4452         98755   SH         Sole         98755
Pepsico Inc.                        COM         713448108      6051        151273   SH         Sole        151273
Pfizer Inc.                         COM         717081103      5458        175157   SH         Sole        175157
Procter & Gamble                    COM         742718109       281          3150   SH         Sole          3150
Qualcomm Inc.                       COM         747525103      5435        150980   SH         Sole        150980
SBC Communications Inc.             COM         78387G103       218         10863   SH         Sole         10863
State Street Corp.                  COM         857477103      4776        150987   SH         Sole        150987
Texas Instruments Inc.              COM         882508104      4634        283107   SH         Sole        283107
Transocean Inc.                     COM         G90078109      4205        205606   SH         Sole        205606
United Technologies Corp.           COM         913017109      5843        101119   SH         Sole        101119
Walt Disney Co.                     COM         254687106      5589        328381   SH         Sole        328381
IShares Russell 1000 Value                      464287598      3040         70050   SH         Sole         70050
IShares S&P SmallCap 600                        464287804       337          3685   SH         Sole          3685
S & P Mid-Cap 400 Dep Rcpts                     595635103       390          5225   SH         Sole          5225
Brandywine Fund                                 10532D107       507     28142.956   SH         Sole     28142.956
Eaton Vance Tax
 Managed Growth                                 277919205       232       594.526   SH         Sole       594.526
Employee Benefit Stock Fund                                     245         18819   SH         Sole         18819
EuroPacific Growth Fund                         298706102      2613    125935.766   SH         Sole    125935.766
Federated Index Tr
 Mini-Cap Fund                                  31420E304       254         29110   SH         Sole         29110
Managers Special
 Equity Fund                                    561717208      1370     26559.741   SH         Sole     26559.741
Small Cap Value #58                             783925688      1457    107258.694   SH         Sole    107258.694
First Mutual Fund                               892880105      1029   145997.0485   SH         Sole   145997.0485
Citigroup Cap IX Pfd 6.00%                      173066200       309         12450   SH         Sole         12450
General Electric Capital Corp                   369622519       254          9800   SH         Sole          9800
National Westminster Bank Ser                   638539700       216          8509   SH         Sole          8509
Allegheny Energy Inc.               COM         017361106       180         29000   SH         Sole         29000
Amgen Inc.                          COM         031162100      2768         48100   SH         Sole         48100
BP PLC-Spons ADR                    COM         055622104       306          7940   SH         Sole          7940
BSB Bancorp Inc.                    COM         055652101       218         10048   SH         Sole         10048
Bank of New York                    COM         064057102       219         10700   SH         Sole         10700
Bankamerica Corp.                   COM         060505104       238          3562   SH         Sole          3562
Bristol-Myers Squibb Co.            COM         110122108       263         12430   SH         Sole         12430
ChevronTexaco Corp.                 COM         166764100       484          7488   SH         Sole          7488
Colgate - Palmolive                 COM         194162103       305          5600   SH         Sole          5600
Community Bank Systems              COM         203607106      1430         45500   SH         Sole         45500
Computer Task Group                 COM         205477102       368        190750   SH         Sole        190750
DuPont E.I.                         COM         263534109       258          6646   SH         Sole          6646
Exxon Mobil Corp.                   COM         30231G102      2199         62906   SH         Sole         62906
General Electric Co.                COM         369604103      2193         85996   SH         Sole         85996
Gillette Co.                        COM         375766102       732         23664   SH         Sole         23664
Intel Corp.                         COM         458140100       168         10310   SH         Sole         10310
International Business
 Machine                            COM         459200101       399          5091   SH         Sole          5091
Johnson & Johnson                   COM         478160104       376          6500   SH         Sole          6500
Merck and Co.                       COM                         589         10750   SH         Sole         10750
Microsoft Inc.                      COM         594918104       247         10200   SH         Sole         10200
Pfizer Inc.                         COM         717081103       247          7921   SH         Sole          7921
Procter & Gamble                    COM         742718109       214          2400   SH         Sole          2400
Rand Capital Corp.                  COM         DONTPRIC5        10         10000   SH         Sole         10000
S & P Mid-Cap 400 Dep Rcpts         COM         595635103      2292         30700   SH         Sole         30700
Safari Associates Inc.              COM         786363320         3         26500   SH         Sole         26500
Trustco Bank Corp.                  COM         898349105       322         33440   SH         Sole         33440
Union Pacific                       COM         907818108       300          5460   SH         Sole          5460
United Technologies Corp.           COM         913017109       244          4225   SH         Sole          4225
WM Wrigley Jr. Co.                  COM         982526105       339          6000   SH         Sole          6000
Walgreen Co.                        COM         931422109       236          8000   SH         Sole          8000
Wyeth                               COM         983024100       705         18640   SH         Sole         18640

REPORT SUMMARY                           79 DATA RECORDS     200055             0

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED